Goodwill - Schedule of allocation of goodwill by operations (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 9,847	£ 9,532	£ 4,588
Other intangible assets	3,604	3,272
Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,714	1,714
National Grid Ventures Renewables
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	163	150
New England
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,609	1,510
New York
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,354	3,151
UK Electricity Distribution
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	4,721	4,721
West Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	518	518
East Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	519	519
South Wales | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	257	257
South West | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 420	£ 420